CONSOLIDATED STATEMENTS OF CASH FLOWS - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Cash flows from operating activities:
Net income	¥ 91,676	¥ 146,533	¥ 160,397
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	61,424	59,524	63,846
Stock-based compensation	35,216	27,941	28,251
(Gain) loss on investments in equity securities	1,426	(5,446)	(14,053)
(Gain) loss on investments in subsidiaries and affiliates	(23,889)	(79,396)	45,086
Equity in earnings of affiliates, net of dividends received	(34,127)	(20,235)	(15,716)
(Gain) loss on disposal of office buildings, land, equipment and facilities	344	(3,490)	(64,730)
Deferred income taxes	6,137	3,106	(21,113)
Changes in operating assets and liabilities:
Time deposits	(70,532)	(23,064)	43,560
Deposits with stock exchanges and other segregated cash	170,632	(18,408)	13,878
Trading assets and private equity and debt investments	(1,576,531)	1,254,261	1,468,357
Trading liabilities	467,257	(284,747)	777,741
Securities purchased under agreements to resell, net of securities sold under agreements to repurchase	(590,424)	(2,220,493)	(1,453,871)
Securities borrowed, net of securities loaned	834,438	595,116	(1,242,489)
Other secured borrowings	(62,416)	2,120	(326,450)
Loans and receivables, net of allowance for credit losses	178,254	(412,429)	1,145,429
Payables	(139,417)	(247,980)	(33,994)
Bonus accrual	(3,319)	(1,865)	15,840
Accrued income taxes, net	(42,603)	(37,639)	55,712
Other, net	(278,296)	(102,119)	20,089
Net cash provided by (used in) operating activities	(974,750)	(1,368,710)	665,770
Cash flows from investing activities:
Payments for purchases of office buildings, land, equipment and facilities	(171,165)	(111,331)	(119,875)
Proceeds from sales of office buildings, land, equipment and facilities	63,648	94,985	49,642
Payments for purchases of investments in equity securities	(100)	(300)
Proceeds from sales of investments in equity securities	35,499	2,502	6,502
Increase in loans receivable at banks, net	(84,570)	(112,782)	(83,412)
Decrease (increase) in non-trading debt securities, net	159,558	(51,065)	38,409
Business combinations or disposals, net	16,950		(11,152)
Decrease (increase) in investments in affiliated companies, net	18,180	103,437	(9,182)
Other, net	945	29,253	(9,958)
Net cash provided by (used in) investing activities	38,945	(45,301)	(139,026)
Cash flows from financing activities:
Increase in long-term borrowings	2,337,586	3,895,059	2,067,725
Decrease in long-term borrowings	(1,230,365)	(2,670,106)	(2,068,695)
Decrease in short-term borrowings, net	(81,925)	(475,509)	(325,237)
Increase in deposits received at banks, net	326,299	448,099	126,177
Proceeds from sales of common stock held in treasury	4	11	215
Payments for repurchases of common stock held in treasury	(24,728)	(39,650)	(11)
Payments for cash dividends	(57,262)	(70,714)	(76,358)
Contributions from noncontrolling interests	59,718		6,257
Distributions to noncontrolling interests	(37,630)	(16,475)
Net cash provided by (used in) financing activities	1,291,697	1,070,715	(269,927)
Effect of exchange rate changes on cash, cash equivalents, restricted cash and restricted cash equivalents	148,552	149,693	60,884
Net increase (decrease) in cash, cash equivalents, restricted cash and restricted cash equivalents	504,444	(193,603)	317,701
Cash, cash equivalents, restricted cash and restricted cash equivalents at beginning of year	3,316,408	3,510,011	3,192,310
Cash, cash equivalents, restricted cash and restricted cash equivalents at end of year	3,820,852	3,316,408	3,510,011
Cash paid during the year for—
Interest	1,098,815	225,679	222,024
Income tax payments, net	¥ 94,263	¥ 114,623	¥ 35,675